CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 50,833	$ 11,854
Revenue receivable	72,287	47,298
Advances to operators	8,908	37,817
Prepaid and other expenses	4,203	676
Derivative assets - commodity derivatives	10,089	434
Total current assets	146,320	98,079
Property and equipment:
Oil and gas properties, successful efforts method	1,028,662	727,547
Less: accumulated depletion	(383,673)	(278,773)
Total property and equipment, net	644,989	448,774
Long-term assets:
Derivative assets - commodity derivatives		31
Other long-term assets	3,468	362
Total long-term assets	3,468	393
Total assets	794,777	547,246
Current liabilities:
Accrued expenses	62,180	10,321
Other liabilities	1,523	13
Derivative liabilities - commodity derivatives	431	7,263
Current portion of long-term debt		50,000
Total current liabilities	64,134	67,597
Long-term liabilities:
Long-term debt		1,100
Derivative liabilities - commodity derivatives		657
Derivative liabilities - common stock warrants	11,902
Asset retirement obligations	4,745	2,962
Deferred tax liability	91,592
Total long-term liabilities	108,239	4,719
Total liabilities	172,373	72,316
Commitments and contingencies (Note 11)
EQUITY:
Partnerships' capital		474,930
Common stock, $0.0001 par value, 431,000,000 shares authorized, 133,294,897 issued at December 31, 2022.	13
Additional Paid in Capital	590,232
Retained earnings	32,388
Treasury stock, at cost, 25,920 shares at December 31, 2022	(229)
Total stockholders' equity	622,404	474,930
Total liabilities and stockholders' equity	$ 794,777	$ 547,246